UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                           MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number:  811-05631
                                                      ---------

                         First Pacific Mutual Fund, Inc.
                         -------------------------------
                (Exact name of registrant as specified in charter)

                         2756 Woodlawn Drive, Suite #6-201
                              Honolulu, HI  96822-1856
                              ------------------------
                   (Address of principal executive offices) (Zip code)

                                 Audrey C. Talley
                             Drinker Biddle & Reath LLP
                            One Logan Square, Suite 2000
                            Philadelphia, PA  19103-6996
                            ----------------------------
                       (Name and address of agent for service)

          Registrant's telephone number, including area code:  808-988-8088
                                                               ------------

                     Date of fiscal year end:  September 30
                                               ------------

                    Date of reporting period:  June 30, 2010
                                               -------------

Form N-PX is to be used by a registered management investment company, other
than a small business investment company registered on Form N-5 (   239.24
and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection
of information under the clearance requirements of 44 U.S.C.    3507.

Item 1.  Proxy Voting Record

	Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

	(a)  The name of the issuer of the portfolio security;
		None*

	(b)  The exchange ticker symbol of the portfolio security;
		None*

	(c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;
		None*

	(d)  The shareholder meeting date;
		None*

	(e)  A brief identification of the matter voted on;
		None*

	(f) Whether the matter was proposed by the issuer or by a security holder;
		None*

	(g)  Whether the registrant cast its vote on the matter;
		None*

	(h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and
		None*

	(i)  Whether the registrant cast its vote for or against management.
		None*


* There is no voting record for the period ending June 30, 2010 as there were no matters brought forth for proxy purposes.

                                    SIGNATURES

	Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)   First Pacific Mutual Fund, Inc.
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By (Signature and Title)    /s/ Terrence K.H. Lee
                            ---------------------
                            Terrence K.H. Lee, President and CEO


Date   August 17, 2010
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